Cash Flow Supplemental Information (Details) - Schedule of Cash Flow Supplemental Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Digital currencies items
Digital currencies mined	$ (18,128,241)	$ (24,190,060)	$ (24,952,344)
Bitcoin received from colocation services	(185,819)
Bitcoin received for electricity sales	(538,197)
Acquisition of digital currencies		(3,932,000)
Miner lease and hosting	614,813	9,768,179	3,469,287
Loss on digital currency option calls		1,950,000
Services paid in digital currencies	433,492	739,024
Loss (gain) on sale of digital currencies	(945,536)	11,574,330	(290,948)
Interest paid in digital currencies		216,329
Digital currencies for loan repayment	883,622
Digital currencies traded for cash	19,264,980	16,016,280
Loss (gain) on revaluation of digital currencies	(10,991)	3,386,890
Digital currencies Total	1,388,123	15,528,972	(21,774,005)
Working capital items
Amounts receivable and prepaid expenses	(1,320,109)	574,129	(1,604,703)
Accounts payable and accrued liabilities	1,946,961	72,325	842,584
Income tax receivable	76,062	(550,000)
Deposit payable	975,184	(1,277,500)	1,788,500
Working capital Total	$ 1,678,098	$ (1,181,046)	$ 1,026,381